Filed Pursuant to Rule 497(a)

Registration No. 333-254316

Rule 482ad

*** Launch: Owl Rock Technology Finance Corp ( ORTFIN ) ***

$300m at T+190bps

Issuer/Ticker	Owl Rock Technology Finance Corp ( ORTFIN )
Tenor	Long 5 Year
Total Size	USD 300MM
Ratings	Moody’s (Exp): Baa3/Stable S&P (Exp): BBB-/Stable Kroll (Exp): BBB/Stable
Format	SEC Registered
Ranking	Sr Unsecured Note
Settlement	T+5 (Jun 14, 2021)
Coupon Type	Fixed
First Pay	Jan 15, 2022
Maturity Date	Jan 15, 2027
Optional Redemption	Make Whole Call Par Call: 1 month(s) prior to maturity
Change of Control	Yes, 100% (See Red)
Book Runner(s)	Active: SMBC(B&D), DB, ING, JPM, MUFG, RBC, TSI
Use of Proceeds	Repayment of existing indebtedness
Denominations	2,000 x 1,000
Sale into Canada	Yes - Exemption

----Disclaimers----

* Note: A securities rating is not a recommendation to buy, sell or hold securities and may be subject to revision or withdrawal at any time.

Investors are advised to carefully consider the investment objectives, risks, charges and expenses of Owl Rock Technology Finance Corp. before making any investment decision. When available, a preliminary prospectus will be filed with the Securities and Exchange Commission, which will contain this and other information about Owl Rock Technology Finance Corp. and should be read carefully before investing.

The information in any preliminary prospectus, when available, and in this announcement is not complete and may be changed. Any preliminary prospectus, when available, and this announcement are not offers to sell any securities of Owl Rock Technology Finance Corp. and are not soliciting an offer to buy such securities in any state or jurisdiction where such offer and sale is not permitted.

Owl Rock Technology Finance Corp. has filed a registration statement with the Securities and Exchange Commission but it has not yet been declared effective. No securities may be sold nor may offers to buy be accepted prior to the time that the registration becomes effective. Any offering of Owl Rock Technology Finance Corp.’s securities will be made only by means of a preliminary prospectus forming part of the registration statement, copies of which, when available, may be obtained from the Securities and Exchange Commission’s website at www.sec.gov or by contacting SMBC Nikko Securities America, Inc., 277 Park Avenue, New York, New York 10172, Attn: Debt Capital Markets, email:prospectus@smbcnikko-si.com.

ANY DISCLAIMER OR OTHER NOTICE THAT MAY APPEAR BELOW IS NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMER OR NOTICE WAS AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.